Washington Mutual Investors Fund
Investment portfolio
July 31, 2023
unaudited

Common stocks 95.77% Energy 5.61%	Shares	Value (000)
Baker Hughes Co., Class A	19,147,290	$685,282
Canadian Natural Resources, Ltd.	11,434,365	695,209
Chevron Corp.	8,105,995	1,326,627
ConocoPhillips	10,019,188	1,179,459
EOG Resources, Inc.	8,099,882	1,073,477
Exxon Mobil Corp.	13,689,852	1,468,100
Halliburton Co.	30,400,369	1,188,046
Pioneer Natural Resources Company	5,726,987	1,292,409
TC Energy Corp.	7,489,151	268,636
		9,177,245
Materials 2.58%
Celanese Corp.	2,557,979	320,745
Corteva, Inc.	11,685,884	659,435
H.B. Fuller Co.	772,300	57,173
Linde PLC	4,014,073	1,568,178
LyondellBasell Industries NV	2,603,371	257,369
Mosaic Co.	10,667,342	434,801
Nucor Corp.	2,000,000	344,180
Rio Tinto PLC (ADR)	8,609,048	572,932
		4,214,813
Industrials 11.20%
ABB, Ltd. (ADR)	11,317,093	452,684
Air Lease Corp., Class A	2,536,657	107,402
BAE Systems PLC (ADR)[1]	3,623,392	176,314
Boeing Company[2]	4,798,163	1,146,041
Broadridge Financial Solutions, Inc.	624,466	104,860
Carrier Global Corp.	9,258,831	551,363
Caterpillar, Inc.	6,600,605	1,750,283
CSX Corp.	47,978,039	1,598,628
Delta Air Lines, Inc.	2,993,793	138,493
Equifax, Inc.	2,080,811	424,652
FedEx Corp.	684,685	184,831
General Electric Co.	4,821,357	550,792
HEICO Corp.	774,506	136,298
Honeywell International, Inc.	1,702,853	330,575
Huntington Ingalls Industries, Inc.	742,200	170,461
Johnson Controls International PLC	3,053,489	212,370
L3Harris Technologies, Inc.	4,233,627	802,230
Lockheed Martin Corp.	1,107,613	494,405
Norfolk Southern Corp.	2,233,503	521,724
Northrop Grumman Corp.	6,579,544	2,927,897
PACCAR, Inc.	2,560,237	220,513
Paychex, Inc.	5,995,599	752,268
RELX PLC (ADR)[1]	3,020,541	101,671
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Republic Services, Inc.	1,201,263	$181,523
Robert Half, Inc.	4,538,000	336,493
Rockwell Automation	963,378	323,974
RTX Corp.	15,735,200	1,383,596
Southwest Airlines Co.	11,481,673	392,214
Union Pacific Corp.	4,303,655	998,534
United Parcel Service, Inc., Class B	1,952,098	365,296
Waste Connections, Inc.	3,312,797	467,668
Waste Management, Inc.	175,000	28,663
		18,334,716
Consumer discretionary 6.87%
Amazon.com, Inc.[2]	259,000	34,623
Chipotle Mexican Grill, Inc.[2]	138,748	272,262
D.R. Horton, Inc.	4,473,500	568,224
Darden Restaurants, Inc.[3]	8,099,832	1,368,223
General Motors Company	29,624,667	1,136,698
Home Depot, Inc.	8,956,547	2,990,054
Lennar Corp., Class A	1,831,875	232,337
Marriott International, Inc., Class A	893,458	180,309
McDonald’s Corp.	400,405	117,399
NIKE, Inc., Class B	5,558,093	613,558
Polaris, Inc.	860,850	116,938
Royal Caribbean Cruises, Ltd.[2]	3,681,725	401,713
Starbucks Corp.	1,882,140	191,169
TJX Companies, Inc.	7,502,009	649,149
Tractor Supply Co.	1,311,925	293,858
VF Corp.	6,963,067	137,938
Wynn Resorts, Ltd.	2,038,803	222,189
YUM! Brands, Inc.	12,507,109	1,721,854
		11,248,495
Consumer staples 9.15%
Altria Group, Inc.	21,151,455	960,699
Archer Daniels Midland Company	17,718,092	1,505,329
British American Tobacco PLC (ADR)	9,613,428	323,780
Church & Dwight Co., Inc.	2,405,239	230,109
Constellation Brands, Inc., Class A	3,659,257	998,245
Costco Wholesale Corp.	977,092	547,826
Danone (ADR)[1]	10,937,332	133,982
Dollar General Corp.	4,345,692	733,814
General Mills, Inc.	5,465,407	408,485
Hormel Foods Corp.	11,500,000	470,120
Keurig Dr Pepper, Inc.	41,913,696	1,425,485
Kimberly-Clark Corp.	909,232	117,382
Kraft Heinz Company	17,999,235	651,212
Molson Coors Beverage Company, Class B, restricted voting shares	1,292,852	90,202
Mondelez International, Inc.	4,633,492	343,481
Nestlé SA (ADR)	3,633,989	446,617
Philip Morris International, Inc.	29,465,632	2,938,313
Procter & Gamble Company	4,337,981	678,027
Reckitt Benckiser Group PLC (ADR)[1]	34,025,338	514,123
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Target Corp.	9,554,850	$1,303,950
Walgreens Boots Alliance, Inc.	4,992,567	149,627
		14,970,808
Health care 15.78%
Abbott Laboratories	8,106,651	902,513
AbbVie, Inc.	13,817,518	2,066,824
AstraZeneca PLC (ADR)	22,520,203	1,614,699
Baxter International, Inc.	1,769,326	80,027
Becton, Dickinson and Co.	366,836	102,208
Bristol-Myers Squibb Company	10,693,135	665,006
CVS Health Corp.	18,147,537	1,355,440
Danaher Corp.	4,765,934	1,215,599
Edwards Lifesciences Corp.[2]	2,200,421	180,589
Elevance Health, Inc.	1,148,214	541,532
Eli Lilly and Company	6,729,953	3,059,100
Gilead Sciences, Inc.	20,198,917	1,537,946
Humana, Inc.	1,398,091	638,690
Johnson & Johnson	13,937,404	2,334,933
Merck & Co., Inc.	3,000,000	319,950
Molina Healthcare, Inc.[2]	603,449	183,744
Novo Nordisk AS, Class B (ADR)	1,727,000	278,220
Pfizer, Inc.	47,739,863	1,721,499
Regeneron Pharmaceuticals, Inc.[2]	414,446	307,482
ResMed, Inc.	410,452	91,264
Sanofi (ADR)	585,000	31,221
The Cigna Group	540,000	159,354
Thermo Fisher Scientific, Inc.	609,958	334,660
UnitedHealth Group, Inc.	10,188,075	5,158,935
Vertex Pharmaceuticals, Inc.[2]	1,794,900	632,415
Zoetis, Inc., Class A	1,616,816	304,107
		25,817,957
Financials 13.64%
Aon PLC, Class A	1,198,399	381,690
Apollo Asset Management, Inc.	7,119,491	581,734
Arthur J. Gallagher & Co.	882,934	189,654
Bank of America Corp.	5,006,000	160,192
BlackRock, Inc.	2,399,385	1,772,786
Blackstone, Inc.	6,837,300	716,481
Brookfield Asset Management, Ltd., Class A1	13,244,738	446,613
Canadian Imperial Bank of Commerce	4,954,000	218,323
Capital One Financial Corp.	5,505,413	644,244
Charles Schwab Corp.	304,000	20,094
Chubb, Ltd.	7,028,063	1,436,606
Citizens Financial Group, Inc.	13,843,210	446,582
CME Group, Inc., Class A	9,246,717	1,839,727
Discover Financial Services	7,370,221	777,927
Fidelity National Information Services, Inc.	1,789,485	108,049
Goldman Sachs Group, Inc.	488,700	173,914
Intercontinental Exchange, Inc.	3,341,275	383,578
JPMorgan Chase & Co.	15,333,324	2,422,052
KeyCorp	13,095,471	161,205
KKR & Co., Inc.	9,562,771	567,837
Marsh & McLennan Companies, Inc.	21,188,999	3,992,431
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Mastercard, Inc., Class A	2,436,431	$960,636
Morgan Stanley	2,969,586	271,895
Nasdaq, Inc.	3,496,140	176,520
Progressive Corp.	230,000	28,975
S&P Global, Inc.	1,795,067	708,172
The Carlyle Group, Inc.	4,745,000	169,159
Visa, Inc., Class A	5,672,074	1,348,422
Wells Fargo & Company	26,161,956	1,207,636
		22,313,134
Information technology 20.69%
Analog Devices, Inc.	431,945	86,186
Apple, Inc.	13,157,880	2,584,866
Applied Materials, Inc.	5,962,862	903,910
ASML Holding NV (New York registered) (ADR)	2,700,768	1,934,857
Broadcom, Inc.	11,574,676	10,401,583
Cadence Design Systems, Inc.[2]	622,000	145,554
Ciena Corp.[2]	275,000	11,605
Intel Corp.	44,918,979	1,606,752
KLA Corp.	1,161,012	596,702
Micron Technology, Inc.	1,235,666	88,214
Microsoft Corp.	29,469,512	9,899,399
Motorola Solutions, Inc.	2,489,299	713,508
NetApp, Inc.	5,798,168	452,315
Oracle Corp.	5,853,200	686,171
QUALCOMM, Inc.	3,856,060	509,655
Salesforce, Inc.[2]	2,219,800	499,477
SAP SE (ADR)[1]	6,375,088	869,243
Synopsys, Inc.[2]	739,700	334,197
TE Connectivity, Ltd.	8,116,511	1,164,638
Texas Instruments, Inc.	2,096,834	377,430
		33,866,262
Communication services 5.42%
Activision Blizzard, Inc.	381,100	35,351
Alphabet, Inc., Class A2	8,115,035	1,077,028
Alphabet, Inc., Class C2	15,266,429	2,032,114
Comcast Corp., Class A	102,429,839	4,635,975
Deutsche Telekom AG (ADR)[1]	2,239,300	48,660
Electronic Arts, Inc.	604,344	82,402
Meta Platforms, Inc., Class A2	2,942,059	937,340
Netflix, Inc.[2]	59,000	25,899
		8,874,769
Utilities 2.97%
CenterPoint Energy, Inc.	5,946,313	178,925
CMS Energy Corp.	6,254,403	381,956
Constellation Energy Corp.[3]	17,215,807	1,663,908
Entergy Corp.	5,586,229	573,706
Evergy, Inc.	1,548,957	92,891
FirstEnergy Corp.	5,625,000	221,569
NextEra Energy, Inc.	2,730,546	200,149
Public Service Enterprise Group, Inc.	3,741,530	236,165
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Sempra Energy	7,662,185	$1,141,819
The Southern Co.	2,341,904	169,413
		4,860,501
Real estate 1.86%
American Tower Corp. REIT	1,519,855	289,244
Crown Castle, Inc. REIT	225,000	24,365
Digital Realty Trust, Inc. REIT	721,084	89,861
Equinix, Inc. REIT	449,329	363,921
Extra Space Storage, Inc. REIT	6,220,029	868,129
Public Storage REIT	2,145,014	604,358
Regency Centers Corp. REIT	1,790,926	117,359
Welltower, Inc. REIT	8,371,297	687,702
		3,044,939
Total common stocks (cost: $94,148,086,000)		156,723,639
Convertible stocks 0.11% Financials 0.07%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023[1]	1,729,040	120,791
Utilities 0.04%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	1,426,000	65,211
Total convertible stocks (cost: $161,621,000)		186,002
Short-term securities 4.34% Money market investments 4.04%
Capital Group Central Cash Fund 5.26%[3,4]	66,044,206	6,603,760
Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 5.26%[3,4,5]	2,554,112	255,386
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.18%[4,5]	53,231,389	53,231
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.15%[4,5]	34,700,000	34,700
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.15%[4,5]	34,700,000	34,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.16%[4,5]	34,700,000	34,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.19%[4,5]	24,800,000	24,800
Fidelity Investments Money Market Government Portfolio, Class I 5.16%[4,5]	19,800,000	19,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.15%[4,5]	19,800,000	19,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%[4,5]	19,800,000	19,800
		496,917
Total short-term securities (cost: $7,100,075,000)		7,100,677
Total investment securities 100.22% (cost: $101,409,782,000)		164,010,318
Other assets less liabilities (0.22%)		(361,702)
Net assets 100.00%		$163,648,616
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Investments in affiliates3

	Value of affiliates at 5/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)
Common stocks 1.85%
Consumer discretionary 0.83%
Darden Restaurants, Inc.	$1,005,442	$249,735	$24,887	$890	$137,043	$1,368,223	$10,611
Utilities 1.02%
Constellation Energy Corp.	1,157,210	190,776	—	—	315,922	1,663,908	4,414
Total common stocks						3,032,131
Short-term securities 4.20%
Money market investments 4.04%
Capital Group Central Cash Fund 5.26%[4]	5,677,264	4,816,607	3,889,940	93	(264)	6,603,760	76,818
Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 5.26%[4,5]	120,900	134,486 [6]				255,386	— [7]
Total short-term securities						6,859,146
Total 6.05%				$983	$452,701	$9,891,277	$91,843

[1]	All or a portion of this security was on loan. The total value of all such securities was $486,585,000, which represented .30% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 7/31/2023.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of July 31, 2023, all of the fund’s investments were classifed as Level 1.
Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-001-0923O-S96414
Washington Mutual Investors Fund — Page 7 of 7